STOCK OPTIONS AND WARRANTS (Details) - $ / shares shares in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Shares Granted						2,386		4,942		5,563
Shares Forfeited / Cancellations						(1,305)		(1,134)		(2,839)
Shares Outstanding, end of year		55,400
Price Outstanding, end of year		$ 0.66
Stock Options [Member]
Shares Outstanding, beginning of year		53,731	[1],[2],[3]	52,795	[1],[2],[3]	52,795	[1],[2],[3]	49,183	[1],[3]	46,883
Shares Granted		7,427	[2]	2,386	[2]	2,386		4,942		5,563
Shares Forfeited / Cancellations		(3,691)	[2]	(471)	[2]	(1,305)		(1,134)		(2,839)
Shares Exercised		(2,031)	[2]	(67)	[2]	(145)		(196)		(424)
Shares Outstanding, end of year		55,436	[2],[4]	54,643	[2],[4]	53,731	[1],[2],[3]	52,795	[1],[2],[3]	49,183	[1],[3]
Shares Vested, end of year		45,539	[2],[4]	46,701	[2],[4]	47,491	[1]	43,493	[1]	38,010	[1]
Price Outstanding, beginning of year	[6]	$ 0.46	[1],[3],[5]	$ 0.44	[1],[3],[5]	$ 0.44	[1],[3],[5]	$ 0.37	[1],[3]	$ 0.27
Price Granted		1.80	[5]	1.39	[5]	1.39	[6]	1.21	[6]	1.20	[6]
Price Forfeited / Cancellations		0.36	[5]	0.98	[5]	1.21	[6]	0.78	[6]	0.38	[6]
Price Exercised		0.20	[5]	0.27	[5]	0.34	[6]	0.26	[6]	0.21	[6]
Price Outstanding, end of year		0.66	[4],[5]	0.48	[4],[5]	0.46	[1],[3],[5],[6]	0.44	[1],[3],[5],[6]	0.37	[1],[3],[6]
Price Vested, end of year		$ 0.45	[4],[5]	$ 0.35	[4],[5]	$ 0.36	[1],[6]	$ 0.29	[1],[6]	$ 0.23	[1],[6]
Term Outstanding, end of year		4 years 10 months 24 days	[4]	4 years 10 months 24 days	[4]	4 years 7 months 6 days	[1],[3],[7]	5 years 4 months 24 days	[1],[3],[7]	6 years 1 month 6 days	[1],[3],[7]
Term Vested, end of year		3 years 10 months 24 days	[4]	4 years 3 months 18 days	[4]	4 years 1 month 6 days	[1],[7]	4 years 8 months 12 days	[1],[7]	5 years 4 months 24 days	[1],[7]

[1]	As of December 31, 2014, 2015 and 2016, the aggregate intrinsic value of stock options outstanding was $37.3 million, $45.6 million and $28.7 million, respectively. As of December 31, 2014, 2015 and 2016, the aggregate intrinsic value of vested stock options was $33.7 million, $43.9 million and $28.7 million, respectively.
[2]	Represents the number of shares of RSI common stock.
[3]	The number of outstanding stock options that are not expected to ultimately vest due to forfeiture is immaterial as of December 31, 2016.
[4]	As of September 30, 2017, the aggregate intrinsic value of stock options outstanding was $62.2 million, and the aggregate intrinsic value of vested stock options was $62.1 million.
[5]	Represents the weighted average exercise price per share.
[6]	Represents the weighted average exercise price.
[7]	Represents the weighted average remaining contractual term in years until the stock options expire.